Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill
The following table presents the changes in the gross carrying amount of goodwill and other indefinite lived intangible assets for the periods presented:

	Goodwill	Tradename
Balance, December 31, 2023	$46,924	$35,997
Measurement period adjustments	(1,228)	—
Foreign currency adjustments	(119)	—
Disposition of GEH Singapore	(1,447)	—
Balance, December 31, 2024	44,130	35,997
Foreign currency adjustments	831	—
Balance, December 31, 2025	$44,961	$35,997

Schedule of Finite-Lived Intangible Assets
The components of finite-lived intangible assets are as follows:

	December 31, 2025
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Remaining Useful Life (Years)
Patent and developed technology	$37,515	$(37,327)	$188	2.67

	December 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Remaining Useful Life (Years)
Customer relationships	$10,514	$(10,514)	$—	0.00
Patent and developed technology	37,312	(33,980)	3,332	0.84
Tradename	570	(394)	176	0.92
Non-compete agreements	54	(38)	16	0.92
Finite-lived intangible assets	$48,450	$(44,926)	$3,524	0.84

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
During the year ended December 31, 2025, the Company’s finite‑lived tradename and non-compete agreements became fully amortized and were written off. The following table outlines the estimated future amortization expense related to the remaining finite-lived intangible assets:

For The Year Ending December 31,
2026	$71
2027	71
2028	46
Total	$188